RESEARCH AND DEVELOPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development [Abstract]
Salaries and wages		$ 4,734	$ 5,557	$ 5,293
Share-based compensation		1,346	1,664	2,784
Rent, office and utilities, software licenses and communication		1,740	1,834	1,924
Professional services		486	556	215
Other		18	359	254
Research and development, gross		8,324	9,970	10,470
Less - participation of R&D expenses (see note 2u)	[1]		(77)
Research and development, net		$ 8,324	$ 9,893	$ 10,470

[1]	Participation of R&D expenses represents government grants received from the IIA. Refer to note 2 for additional information.